Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Net Earnings Per Common Share	Net Earnings Per Common Share

		2021	2020	2019
Weighted average common shares outstanding – basic (thousands of shares)		1,181,250	1,181,768	1,190,977
Effect of dilutive stock options (thousands of shares)		5,307	—	2,129
Weighted average common shares outstanding – diluted (thousands of shares)		1,186,557	1,181,768	1,193,106
Net earnings (loss)		$7,664	$(435)	$5,416
Net earnings (loss) per common share	– basic	$6.49	$(0.37)	$4.55
	– diluted	$6.46	$(0.37)	$4.54
In 2021, the Company excluded 3,496,000 potentially anti-dilutive stock options from the calculation of diluted earnings per common share (year ended December 31, 2020 – 44,117,000; 2019 – 36,834,000).